Other income, net (Tables)	12 Months Ended
Dec. 31, 2011
Other Income, Net

	Years Ended December 31,
	2009	2010	2011
Government and other subsidies	$11,690	$9,129	$1,960
Service fee	342	—	—
Others, net	(565)	(294)	1,148
Income from early termination of contract	14,058	—	—

Other income, net	$25,525	$8,835	$3,108